Acquisitions Divestures And Exchanges	12 Months Ended
Dec. 31, 2011
Disclosure Text Block
Acquisitions, Divestures and Exchanges

NOTE 8 ACQUISITIONS, DIVESTITURES AND EXCHANGES

TDS assesses its existing wireless and wireline interests on an ongoing basis with a goal of improving the competitiveness of its operations and maximizing its long-term return on capital. As part of this strategy, TDS reviews attractive opportunities to acquire additional wireless operating markets and wireless spectrum; and telecommunications companies and related service businesses. In addition, TDS may seek to divest outright or include in exchanges for other interests those interests that are not strategic to its long-term success.

On May 9, 2011, U.S. Cellular paid $24.6 million in cash to purchase the remaining ownership interest in a wireless business in which it previously held a 49% noncontrolling interest, pursuant to certain required terms of the partnership agreement.  Prior to this acquisition, the partnership had been accounted for under the equity method of accounting.  In connection with the acquisition, a $13.4 million gain was recorded to adjust the carrying value of this 49% investment to its fair value of $25.7 million based on an income approach valuation method.  The gain was recorded in Gain on investment in the Consolidated Statement of Operations.  On November 11, 2011, U.S. Cellular entered into an agreement to sell substantially all of the assets of this wireless business for $50.0 million in cash net of working capital adjustments. The closing of this agreement is pending FCC approval which is expected to occur in the first half of 2012. As a result, $49.6 million of assets and $1.1 million of liabilities have been classified in the Consolidated Balance Sheet as “held for sale”.  Included in Assets held for sale are $4.2 million of Current assets, $36.5 million of Investments (primarily licenses) and $8.9 million of Property, plant and equipment.  Liabilities held for sale primarily includes Current liabilities.  For the period since acquisition, this business generated revenues of $20.7 million and operating income of $14.8 million.

On July 1, 2011, TDS paid $95.0 million in cash, plus a subsequent working capital adjustment of $0.9 million, to purchase 100% of the outstanding shares of OneNeck IT Services Corporation (“OneNeck”).  OneNeck is a provider of hosted application management and managed IT hosting services to middle market businesses. The acquisition of OneNeck is expected to complement TDS' existing hosted and managed services and is included in the TDS Telecom ILEC segment for reporting purposes.

On September 23, 2011, pursuant to a plan of reorganization in the United States Bankruptcy Court for the Western District of Wisconsin, TDS acquired 63% of Airadigm and a note for $15.5 million in satisfaction of loans made by TDS to Airadigm and interests in Airadigm acquired by TDS from third-parties. Airadigm is a Wisconsin-based wireless service provider. The noncontrolling interest was valued at $0.4 million based on an income approach valuation method.  TDS recognized a gain of $12.7 million as a result of the transaction which was recorded in Gain on investment in the Consolidated Statement of Operations for year ended December 31, 2011.  Pursuant to the plan of reorganization, at the acquisition date Airadigm owed $32.7 million to the FCC. This obligation was paid in September 2011. Airadigm operates independently from U.S. Cellular and at this time there are no plans to combine the operations of these subsidiaries.  Airadigm's financial results are included in “Non-Reportable segment” for reporting purposes.

On September 30, 2011, U.S. Cellular completed an exchange whereby U.S. Cellular received eighteen 700 MHz spectrum licenses covering portions of Idaho, Illinois, Indiana, Kansas, Nebraska, Oregon and Washington in exchange for two PCS spectrum licenses covering portions of Illinois and Indiana.  The exchange of licenses will provide U.S. Cellular with additional spectrum to meet anticipated future capacity and coverage requirements in several of its markets.  No cash, customers, network assets, other assets or liabilities were included in the exchange.  As a result of this transaction, TDS recognized a gain of $11.8 million, representing the difference between the fair value of the licenses received, calculated using a market approach valuation method, and the carrying value of the licenses surrendered.  This gain was recorded in (Gain) loss on asset disposals and exchanges, net in the Consolidated Statement of Operations for the year ended December 31, 2011.  The Indiana PCS spectrum included in the exchange was originally awarded to Carroll Wireless in FCC Auction 58 and was purchased by U.S. Cellular prior to the exchange.  Carroll Wireless is a variable interest entity which TDS consolidates; see Note 6—Variable Interest Entities for additional information.

Acquisitions and exchanges did not have a material impact on TDS' consolidated financial statements for the periods presented, and pro forma results, assuming acquisitions and exchanges had occurred at the beginning of each period presented, would not be materially different from the results reported.

TDS' acquisitions in 2011 and 2010 and the allocation of the purchase price for these acquisitions were as follows:

		Allocation of Purchase Price
	Purchase price (1)	Goodwill (2)	Licenses	Intangible assets subject to amortization (3)	Net tangible assets (liabilities)
(Dollars in thousands)

2011
U.S. Cellular licenses	$4,406	$—	$4,406	$—	$—
U.S. Cellular business (4)(5)	24,572	—	15,592	2,252	6,728
TDS Telecom ILEC business	95,865	68,107	—	28,300	(542)
Non-Reportable segment business	983	515	15,220	3,194	(17,946)
Total	$125,826	$68,622	$35,218	$33,746	$(11,760)

2010
U.S. Cellular licenses	$17,101	$—	$17,101	$—	$—
TDS Telecom ILEC businesses	65,709	15,156	—	14,832	35,721
Total	$82,810	$15,156	$17,101	$14,832	$35,721

  Cash amounts paid for acquisitions may differ from the purchase price due to cash acquired in the transactions and the timing and amounts of cash payments related to the respective transactions.

  $0.7 million and $9.8 million of the goodwill was amortizable for income tax purposes in 2011 and 2010, respectively.

  The weighted average amortization period for Intangible assets subject to amortization acquired in 2011 was 8 years.

  Includes only the acquired interest and does not include amounts attributable to U.S. Cellular's pre-existing noncontrolling interest described above in this Note 8.

  Licenses, Intangible assets subject to amortization and a portion of Net tangible assets (liabilities) are included in amounts reported as Assets held for sale in the Consolidated Balance Sheet.